Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Nuveen Dividend Advantage Municipal Fund 3

333 West Wacker Drive

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-10345

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of Nuveen Dividend Advantage Municipal Fund 3 (the “Fund”) to be redeemed:

Variable Rate MuniFund Term Preferred Shares, Series 2017, Liquidation Preference $100,000 per share (CUSIP #67070X 705) (the “VMTP Shares”).

(2)	Date on which the securities are expected to be called or redeemed:

VMTP Shares

Series	Date
Series 2017	October 6, 2014

The redemption of these securities is subject to the Fund’s completion of a tender offer for a portion of its outstanding common shares. The redemption may be effected on a subsequent date, due to a delay in, or extension of, the completion of the Fund’s tender offer or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The VMTP Shares are to be redeemed pursuant to Section 2.5(c)(i) of the Statement Establishing and Fixing the Rights and Preferences of Variable Rate MuniFund Term Preferred Shares.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem, by lot (as determined by The Depository Trust Company), up to the number of outstanding VMTP Shares, as set forth below:

VMTP Shares

Series	Number of Shares
Series 2017	150*

* The Fund may redeem up to the amount of VMTP Shares listed above, but will likely redeem less. The final amount of VMTP Shares to be redeemed will be determined upon the completion of final tabulation of the results of the Fund’s tender offer. A notice providing the final amount of VMTP Shares to be redeemed by the Fund will be provided to VMTP shareholders in accordance with the Statement Establishing and Fixing the Rights and Preferences of Variable Rate MuniFund Term Preferred Shares of the Fund.

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 5th day of September, 2014.

NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND 3

By:	/s/ Mark L. Winget
Name:	Mark L. Winget
Title:	Assistant Vice President and Assistant Secretary